Subsequent Events (Details) (USD $)			0 Months Ended
	Sep. 30, 2013 Senior secured revolving credit facility	Nov. 08, 2013 Subsequent event Senior secured revolving credit facility	Oct. 04, 2013 Subsequent event Pensacola, Florida Acquisitions Medical office building and ambulatory surgical center sqft	Nov. 06, 2013 Subsequent event Valley West Joint Venture Medical office building	Nov. 06, 2013 Subsequent event Remington Joint Venture Medical Commons	Nov. 07, 2013 Subsequent event Atlanta, GA Acquisition Medical office building building
Subsequent events
Area of medical office building and acute surgical center acquired (in square feet)			20,319
Amount paid for acquisition			$ 6,900,000	$ 3,000,000	$ 1,100,000	$ 20,800,000
Remaining equity interest in the joint venture acquired (as a percent)				40.42%	35.00%
Ownership interest after acquisition (as a percent)				100.00%	100.00%
Number of medical office buildings						4
Maximum borrowing capacity	$ 75,000,000	$ 90,000,000